Inventories, Net (Details) - Schedule of inventories - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 243,222	$ 604,850
Finished goods	446,866	584,747
Provision for inventory	(158,834)	(172,070)
Total inventories, net	$ 531,254	$ 1,017,527